INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Summary of Income (Loss) Before Provision (Benefit)
Income (loss) before provision (benefit) for income taxes from operations for the years ended December 31, 2022, and 2021, consisted of the following:

	Years Ended
(In thousands, USD)	December 31, 2022	December 31, 2021
United States	$(92,021)	$(12,184)
Foreign	(24,596)	(21,368)
Total loss before income taxes	$(116,617)	$(33,552)

Summary of Components of the Provision for Income Taxes
The components of the provision (benefit) for income taxes from operations consisted of the following:

	Years Ended
(In thousands, USD)	December 31, 2022	December 31, 2021
Current:
Federal	$4,309	$782
State	905	442
Foreign	558	(309)
Total current provision	5,772	915
Deferred:
Federal	(9,336)	(6,478)
State	(4,455)	(748)
Foreign	(2,398)	(2,465)
Total deferred benefit	(16,189)	(9,691)
Total income tax benefit	$(10,417)	$(8,776)

Summary of Reconciliation Between Income Taxes Computed at the U.S. Statutory Income Tax Rate
The reconciliation between income taxes computed at the U.S. statutory income tax rate to our provision for income taxes for the years ended December 31, 2022, and 2021 is as follows:

	Years Ended
(In thousands, USD)	December 31, 2022		December 31, 2021
Benefit for income taxes at 21% rate	$(24,490)	21.0%	$(7,045)	21.0%
State taxes, net of federal benefit	(1,358)	1.2%	(1,147)	3.4%
Change in valuation allowance	10,628	-9.1%	(642)	1.9%
Rate change	(1,687)	1.4%	774	-2.3%
Credits	(604)	0.5%	(602)	1.8%
Permanent differences and other	(2,712)	2.2%	2,852	-8.5%
Revaluation of warrants	(53)	0.0%	(1,106)	3.3%
Uncertain tax positions	591	-0.5%	544	-1.6%
Foreign withholding tax	134	-0.1%	116	-0.3%
Foreign rate differential	(2,120)	1.8%	(2,587)	7.7%
Executive compensation expense	872	-0.7%	1,517	-4.5%
Transaction related expense	210	-0.2%	(1,450)	4.3%
Global intangible low taxed income	283	-0.2%	—	0.0%
Foreign derived intangible income	(311)	0.3%	—	0.0%
Goodwill impairment	10,200	-8.7%	—	0.0%
Benefit for income taxes	$(10,417)	8.9%	$(8,776)	26.2%

Summary of Deferred Income Taxes
Significant components of the Company’s deferred tax assets (liabilities) as of December 31, 2022, and 2021 are as follows:

	Years Ended
(In thousands, USD)	December 31, 2022	December 31, 2021
Deferred tax assets:
Net operating loss carry-forward	$13,617	$7,504
Credit carry-forward	1,386	1,956
Interest expense limitation carry-forward	15,844	12,053
Non-deductible reserves	339	374
Accruals and other temporary differences	2,835	1,288
Stock compensation	1,164	—
Lease liability	2,780	—
Property and equipment	1,007	1,018
Gross deferred tax assets	38,972	24,193
Less Valuation allowance	(16,177)	(5,750)
Total deferred tax assets (after valuation allowance)	22,795	18,443
Deferred tax liabilities:
Property and equipment	(1,738)	(4,151)
Intangible assets	(33,117)	(40,771)
Goodwill	(5,914)	(7,474)
Debt Discount	—	(3,972)
Accounting method change	(1,378)	—
Right of use asset	(2,514)	—
Research and development costs	(3,327)	—
Total deferred tax liabilities	$(47,988)	$(56,368)
Net deferred tax liabilities	$(25,193)	$(37,925)

Summary of Gross Unrecognized Tax Benefits
The following table presents a reconciliation of the total amounts of unrecognized tax benefits, excluding interest and penalties, included in accrued liabilities and other long-term liabilities in the consolidated balance sheets.

	Years Ended
(In thousands, USD)	December 31, 2022	December 31, 2021
Unrecognized tax benefits at the beginning of the year	$8,132	$7,690
Additions for tax positions of current year	442	442
Unrecognized tax benefits at the end of the year	$8,574	$8,132